Income Tax (Details) - Schedule of Taxes on Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expenses:
Domestic
Foreign	38	55	68
Total	38	55	68
Deferred:
Domestic		(3,357)	(57)
Foreign	(377)	(376)	(59)
Total	(377)	(3,733)	(116)
Income tax benefit	$ (339)	$ (3,678)	$ (48)